Cover	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity File Number	001-32001
Entity Registrant Name	APTOSE BIOSCIENCES INC.
Entity Central Index Key	0000882361
Entity Tax Identification Number	98-1136802
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	66 Wellington Street West, Suite 5300
Entity Address, Address Line Two	TD Bank Tower
Entity Address, Address Line Three	Box 48
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1E6
City Area Code	(310)
Local Phone Number	849-8060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	APTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false